Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Net Book Value	$ 152,244
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,578	$ 357,863
Accumulated Amortization	(279,037)	(260,123)
Net Book Value	127,541	97,740
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,220	17,699
Accumulated Amortization	(8,503)	(8,487)
Net Book Value	7,717	9,212
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,055	26,036
Accumulated Amortization	(22,241)	(21,114)
Net Book Value	3,814	4,922
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	100,731	101,107
Accumulated Amortization	(87,559)	(81,413)
Net Book Value	13,172	19,695
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,410	7,410
Accumulated Amortization	(7,410)	(7,410)
Net Book Value
Other Intangible Assets [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	556,994	510,115
Accumulated Amortization	(404,750)	(378,547)
Net Book Value	$ 152,244	$ 131,569